Dividends on Ordinary Shares	6 Months Ended
Jun. 30, 2020
Statement [Line Items]
Dividends on Ordinary Shares	7. DIVIDENDS ON ORDINARY SHARES No interim dividend was declared on the Company’s ordinary shares in issue (H119: £138m).